Inventories (Tables)	12 Months Ended
Sep. 30, 2013
Inventories [Abstract]
Schedule of inventories
Inventories are as follows (in millions):

	September 30,
	2013	2012
Finished goods and work in process	$370.9	$325.4
Raw materials	453.6	372.7
Supplies and spare parts	194.0	197.1
Inventories at FIFO cost	1,018.5	895.2
LIFO reserve	(80.6)	(33.3)
Net inventories	$937.9	$861.9